Finance costs (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Cost [Abstract]
Interest and related expenses	¥ 124	¥ 124	¥ 115
Exchange (gains)/losses	(30)	17	(7)
Finance costs	¥ 94	¥ 141	¥ 108